FAIR VALUE MEASUREMENTS OF FINANCIAL INSTRUMENTS (Details Narrative) - Convertible Notes [Member] - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Amortized cost	$ 27,000,000.0	$ 30,100,000
Unamortized cost	$ 2,200,000	$ 20,200,000